UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2006


Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):             [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfield Greenwich Advisors LLC
Address: 919 Third Avenue
         New York, NY 10022

Form 13F File Number: 028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark McKeefry
Title:  General Counsel
Phone:  (212) 319-6060

Signature, Place, and Date of Signing:

    /S/ MARK MCKEEFRY             NEW YORK, NY              NOVEMBER 8, 2006
-------------------------   -------------------------   ----------------------
        [Signature]               [City, State]                [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] I 3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            24

Form 13F Information Table Value Total:         $ 118,703
                                              (in thousands)




List of Other Included Managers:

None

                                 FORM 13F INFORMATION TABLE

COLUMN I                COLUMN 2     COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
--------                --------     --------     --------         --------         --------    --------      --------

NAME OF ISSUER          TITLE OF                  VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
        ------          CLASS        CUSIP        (X$1000)   PRM AMT     PRN  CALL  DISCRETION  MANAGERS   ----------------
                        -----        -----        -------       ----     ---  ----  ----------  --------
                                                                                                           SOLE SHARED NONE
                                                                                                           ---- ------ ----
ISIS PHARMACEUTICALS    NOTE
INC DEL                 5.500% 5/0   464337 AC 8  16,718     18,000,000             SOLE                   X

NETWORK EQUIP           SDCV
TECHNOLOGIES            7.250% 5/1   641208 AA 1  1,550      2,000,000              SOLE                   X

JDS UNIPHASE CORP       NOTE 11/1    46612J AB 7  14,540     16,000,000             SOLE                   X

                        NOTE
ICOS CORP               2.000% 7/0   449295 AB 0  9,446      11,000,000             SOLE                   X

MAGMA DESIGN
AUTOMATION              NOTE 5/1     559181 AB 8  2,643      3,000,000              SOLE                   X

                        NOTE
INCYTE CORP             3.500% 2/1   45337C AE 2  12,519     16,500,000             SOLE                   X

                        SDCV
PIXELWORKS INC          1.750% 5/1   72581M AB 3  4,607      6,500,000              SOLE                   X

                        NOTE
MERCURY COMPUTER SYS    2.000% 5/0   589378 AB 4  2,016      2,300,000              SOLE                   X

RAMBUS INC DEL          NOTE 2/0     750917 AB 2  13,770     13,500,000             SOLE                   X

ENCYSIVE                FRNT
PHARMACEUTICALS INC     2.500% 3/1   29256X AB 3  13,809     18,948,000             SOLE                   X

                        NOTE
                        0.750%
SYNAPTICS INC           12/0         87157D AB 5  10,395     12,000,000             SOLE                   X

AMERIGROUP CORP         COM          03073T 10 2  857        29,000                 SOLE                   X

CENTENE CORP DEL        COM          15135B 10 1  745        45,300                 SOLE                   X

ELECTROGLAS INC         COM          285324 10 9  5,365      1,958,200              SOLE                   X

MARKWEST
HYDROCARBON INC         COM          570762 10 4  1,831      65,400                 SOLE                   X

MARTEK BIOSCIENCES
CORP                    COM          572901 10 6  525        24,400                 SOLE                   X

MATRIA HEALTHCARE INC   COM NEW      576817 20 9  1,140      41,039                 SOLE                   X




POWER INTEGRATIONS
INC                     COM          739276 10 3  725        36,979                 SOLE                   X

RTI INTL METALS INC     COM          74973W 10 7  4,053      93,000                 SOLE                   X

SCIENTIFIC LEARNING
CORP                    COM          808760 10 2  55         10,500                 SOLE                   X

SEA CONTAINERS LTD      CL A         811371 70 7  19         16,600                 SOLE                   X

TOLLGRADE
COMMUNICATIONS INC      COM          889542 10 6  55         6,200                  SOLE                   X

MOLINA HEALTHCARE INC   COM          60855R 10 0  576        16,300                 SOLE                   X

PHARMANET DEV GROUP
INC                     COM          717148 10 0  744        38,276                 SOLE                   X